Income Taxes - Schedule of Components of Deferred Expense (Benefit) (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Deferred tax expense (benefit)			$ (2,025)
Income tax expense			(9,431)
Successor [Member] | Foreign [Member]
Current tax expense			11,456
Deferred tax expense (benefit)	[1]		(2,025)
Income tax expense			$ 9,431
Predecessor [Member] | NPS Holdings Limited [Member]
Deferred tax expense (benefit)				$ 598	$ (317)
Income tax expense		(2,342)		(4,586)	(2,648)
Predecessor [Member] | Foreign [Member] | NPS Holdings Limited [Member]
Current tax expense		2,342		3,988	2,965
Deferred tax expense (benefit)	[1]			598	(317)
Income tax expense		$ 2,342		$ 4,586	$ 2,648

[1]	Includes deferred tax asset on net operating loss carryforward of $1.4 million.